Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Western Asset Funds, Inc.
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Inflation Indexed Plus Bond Fund
Class Name	Class A
Trading Symbol	WAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[1],[2]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 45,235,913
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$45,235,913
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Inflation Indexed Plus Bond Fund
Class Name	Class C
Trading Symbol	WAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$82	1.65%
[4],[5]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
Net Assets	$ 45,235,913
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$45,235,913
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Western Asset Inflation Indexed Plus Bond Fund
Class Name	Class FI
Trading Symbol	WATPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$42	0.85%
[7],[8]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 45,235,913
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$45,235,913
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset Inflation Indexed Plus Bond Fund
Class Name	Class R
Trading Symbol	WAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.15%
[10],[11]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 45,235,913
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$45,235,913
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Inflation Indexed Plus Bond Fund
Class Name	Class I
Trading Symbol	WAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$35	0.71%
[13],[14]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 45,235,913
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$45,235,913
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Inflation Indexed Plus Bond Fund
Class Name	Class IS
Trading Symbol	WAFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Inflation Indexed Plus Bond Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$30	0.60%
[16],[17]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 45,235,913
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$45,235,913
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Portfolio Turnover Rate	8%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.